Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (254,352,054)	$ (35,911,736)	¥ 31,118,886	¥ (174,944,484)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of right-of-use assets	5,752,591	812,203	5,505,422	2,920,433
Depreciation and amortization expenses	4,422,560	624,417	3,928,131	2,609,699
Gain (loss) on lease termination	113,588	16,037		(12,088)
Share-based compensation	718,411	101,432	9,347,347	19,344
Inventory write-down	60,767,978	8,579,776	184,073,191	26,753,768
Changes in assets and liabilities:
Accounts receivable, net	(1,732,378)	(244,593)		1,165,716
Inventories, net	28,782,243	4,063,739	(71,446,484)	(233,385,726)
Prepayments	47,159,593	6,658,420	304,300,103	(364,369,453)
Other current assets	511,358	72,198	51,740,635	(38,564,595)
Accounts payable	898,564	126,867	10,591,202	1,937,951
Accounts payable - related party				(4,716,981)
Advance from customers	(16,662,392)	(2,352,548)	(794,302,470)	851,987,235
Operating lease liabilities, current	(4,349,974)	(614,169)	(5,330,448)	(4,687,184)
Other current liabilities	(5,504,025)	(777,108)	(4,466,304)	5,019,233
Net cash provided by (used in) operating activities	(133,473,937)	(18,845,065)	(274,940,789)	71,732,868
Cash flows from investing activities:
Purchases of property, plant and equipment	(105,482,822)	(14,893,024)	(17,531,162)	(8,692,683)
Refund of prepayment for property, plant and equipment				550,000
Purchases of short-term investment				(32,293,440)
Proceeds from sales of short-term investments			33,640,500
Purchases of intangible assets			(49,292,208)
Loan provided to a related party				(100,000)
Collection of loan provided to a related party				4,490,000
Net cash used in investing activities	(105,482,822)	(14,893,024)	(33,182,870)	(36,046,123)
Cash flows from financing activities:
Repayment to related parties				(31,355,000)
Proceeds from issuance of ordinary shares	72,802,734	10,278,952	144,043,186	201,199,989
Cash contribution from shareholders				51,135
Proceeds from bank loans	128,247,467	18,107,144	17,093,316
Repayments of bank loans	(1,530,000)	(216,019)	(140,000)
Repayment of loan payable				(5,000,000)
Net cash provided by financing activities	199,520,201	28,170,077	160,996,502	164,896,124
Effects of exchange rate changes on cash, cash equivalents and restricted cash	159,828	22,566	1,132,887	(2,062,387)
Net increase (decrease) in cash, cash equivalents and restricted cash	(39,276,730)	(5,545,446)	(145,994,270)	198,520,482
Cash, cash equivalents and restricted cash at beginning of the year	87,859,384	12,404,787	233,853,654	35,333,172
Cash, cash equivalents and restricted cash at end of the year	48,582,654	6,859,341	87,859,384	233,853,654
Supplemental cash flow disclosures:
Interest paid	3,773,028	532,710	180,619
Income taxes paid			89,169	276,186
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	5,015,808	708,177	4,557,092
Liabilities assumed in connection with purchase of property, plant and equipment	¥ 46,180,063	$ 6,520,121